OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2013
OTHER COMPREHENSIVE INCOME
Schedule of changes in each component of other comprehensive income

	Thousands of Yen
	Foreign currency translation adjustments	Unrealized holding gain on securities	Adjustments related to retirement and severance benefits	Accumulated other comprehensive income
Balance at April 1, 2010	¥(3,980)	¥—	¥(394)	¥(4,374)
Period change	(894)	68,592	418	68,116
Balance at April 1, 2011	(4,874)	68,592	24	63,742
Period change	6,166	29,892	(287)	35,771
Balance at March 31, 2012	1,292	98,484	(263)	99,513
Period change	25,502	(4,344)	1,071	22,229
Balance at March 31, 2013	¥26,794	¥94,140	¥808	¥121,742

Schedule of tax effects allocated to each component of other comprehensive income
	Thousands of Yen
	2011
	Before Tax Amount	Tax Expense	Net of Tax Amount
Foreign currency translation adjustments	¥(894)	¥—	¥(894)
Unrealized holding gain on securities:
Amount arising during the period	115,650	(47,058)	68,592
Net unrealized holding gain during the period	115,650	(47,058)	68,592
Adjustments related to retirement and severance benefits:
Amount arising during the period	434	(16)	418
Net adjustments related to retirement and severance benefits	434	(16)	418

Other comprehensive income	¥115,190	¥(47,074)	¥68,116

	2012
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥6,511	¥(345)	¥6,166
Unrealized holding gain on securities:
Amount arising during the period	50,400	(20,508)	29,892
Net unrealized holding gain during the period	50,400	(20,508)	29,892
Adjustments related to retirement and severance benefits:
Amount arising during the period	(484)	197	(287)
Net adjustments related to retirement and severance benefits	(484)	197	(287)

Other comprehensive income	¥56,427	¥(20,656)	¥35,771

	2013
	Before Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
Foreign currency translation adjustments	¥28,204	¥(2,702)	¥25,502
Unrealized holding gain on securities:
Amount arising during the period	(6,750)	2,406	(4,344)
Net unrealized holding gain during the period	(6,750)	2,406	(4,344)
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,665	(594)	1,071
Net adjustments related to retirement and severance benefits	1,665	(594)	1,071

Other comprehensive income	¥23,119	¥(890)	¥22,229